Analysis of Net Debt - Schedule of Effective Interest Rates on Period-End Fixed, Gross and Net Debt (Parenthetical) (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Effective Interest Rates On Period End Fixed Gross And Net Debt [abstract]
Nominal fixed rate debt hedged to floating rate using interest rate swaps	€ 1,726	€ 1,505